                              FINANCIAL STATEMENTS

                   PAINEWEBBER LIFE VARIABLE ANNUITY ACCOUNT

                          YEAR ENDED DECEMBER 31, 1997
                      WITH REPORT OF INDEPENDENT AUDITORS

                   PaineWebber Life Variable Annuity Account

                              Financial Statements


                          Year ended December 31, 1997





                                    CONTENTS

Report of Independent Auditors  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

Audited Financial Statements

Statement of Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

                         Report of Independent Auditors





The Board of Directors
PaineWebber Life Insurance Company


We have audited the accompanying statement of net assets of PaineWebber Life Variable Annuity Account [comprising, respectively, the Money Market, Strategic Fixed Income, High Grade Fixed Income, Global Income, Balanced (terminated January 26, 1996), Balanced, Growth and Income, Growth, Aggressive Growth and Global Growth Divisions] as of December 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PaineWebber Life Variable Annuity Account at December 31, 1997, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                     /s/ Ernst & Young LLP

Des Moines, Iowa
January 14, 1998

                   PaineWebber Life Variable Annuity Account

                            Statement of Net Assets

                               December 31, 1997




                                                                                 STRATEGIC     HIGH GRADE
                                                                    MONEY          FIXED         FIXED
                                                                    MARKET        INCOME         INCOME
                                                   COMBINED        DIVISION      DIVISION       DIVISION
                                               ------------------------------------------------------------
 ASSETS
 Investments at net asset value:
   PaineWebber Series Trust Money Market
     Portfolio, 6,426,761 shares at $1.00 per
     share (cost -- $6,426,761)                  $  6,426,761    $6,426,761$     $        -    $        -
   PaineWebber Series Trust Strategic Fixed
     Income Portfolio, 548,931 shares at
     $10.64 per share (cost -- $6,073,645)          5,840,628             -       5,840,628             -
   PaineWebber Series Trust High  Grade Fixed
     Income Portfolio, 785,553 shares at
     $9.29 per share (cost -- $7,244,606)           7,297,783             -               -     7,297,783
   PaineWebber Series Trust Global Income
     Portfolio, 875,407 shares at $10.81 per
     share (cost -- $10,116,570)                    9,463,149             -               -             -
   PaineWebber Series Trust Balanced
     Portfolio, 1,706,464 shares at $11.33
     per share (cost -- $18,906,346)               19,334,234             -               -             -
   PaineWebber Series Trust Growth and Income
     Portfolio, 879,947 shares at $13.69 per
     share (cost -- $10,386,975)                   12,046,479             -               -             -
   PaineWebber Series Trust Growth Portfolio,
     1,160,886 shares at $15.63 per share
     (cost -- $19,882,362)                         18,144,648             -               -             -
   PaineWebber Series Trust Aggressive Growth
     Portfolio, 1,419,893 shares at $13.40
     per share (cost -- $15,858,570)               19,026,564             -               -             -
   PaineWebber Series Trust Global Growth
     Portfolio, 1,041,015 shares at $14.62
     per share (cost -- $14,535,883)               15,219,641             -               -             -
                                               ------------------------------------------------------------
 Total investments (cost -- $109,431,718)         112,799,887     6,426,761       5,840,628     7,297,783

 Dividends receivable                              16,509,752             -         382,458       437,176
                                               ------------------------------------------------------------
 Total net assets                                $129,309,639    $6,426,761      $6,223,086    $7,734,959
                                               ============================================================


     GLOBAL                         GROWTH AND                       AGGRESSIVE        GLOBAL
     INCOME         BALANCED          INCOME          GROWTH           GROWTH          GROWTH
    DIVISION        DIVISION         DIVISION        DIVISION         DIVISION        DIVISION
  ------------------------------------------------------------------------------------------------




    $ 9,463,149    $         -    $         -       $         -       $         -    $         -




              -     19,334,234              -                 -                 -              -



              -              -     12,046,479                 -                 -              -




              -              -              -        18,144,648                 -              -




              -              -              -                 -        19,026,564              -




              -              -              -                 -                 -     15,219,641
  ------------------------------------------------------------------------------------------------
      9,463,149     19,334,234     12,046,479        18,144,648        19,026,564     15,219,641

        629,508      4,004,313      2,250,666         5,307,083         3,389,604        108,944
  ------------------------------------------------------------------------------------------------
    $10,092,657    $23,338,547    $14,297,145       $23,451,731       $22,416,168    $15,328,585
  ================================================================================================

                   PaineWebber Life Variable Annuity Account

 Net assets represented by:
    CURRENTLY PAYABLE ANNUITY CONTRACTS
     High Grade Fixed Income Division                                              $           2,345
     Global Income Division                                                                    3,645
     Balanced Division                                                                        22,270
     Growth Division                                                                           8,442
     Aggressive Growth Division                                                                3,447
     Global Growth Division                                                                   12,758
                                                                                   -------------------
                                                                                              52,907

   CONTRACTS IN ACCUMULATION PERIOD
                                                               UNITS      VALUE
                                                           ----------------------
   CONTRACTS SOLD SUBJECT TO EARLY WITHDRAWAL CHARGES
     Money Market Division                                     549,911    $11.17           6,142,582
     Strategic Fixed Income Division                           471,412     12.07           5,689,142
     High Grade Fixed Income Division                          660,282     10.66           7,037,573
     Global Income Division                                    806,208     11.48           9,254,218
     Balanced Division                                       1,372,735     15.73          21,594,883
     Growth and Income Division                                712,113     18.69          13,310,401
     Growth Division                                         1,503,235     15.12          22,723,571
     Aggressive Growth Division                              1,269,202     16.54          20,998,201
     Global Growth Division                                  1,227,994     11.58          14,215,413
                                                                                   -------------------
                                                                                         120,965,984

   CONTRACTS SOLD NOT SUBJECT TO EARLY WITHDRAWAL
     CHARGES
     Money Market Division                                      25,640    $11.08             284,179
     Strategic Fixed Income Division                            44,493     12.00             533,944
     High Grade Fixed Income Division                           65,677     10.58             695,041
     Global Income Division                                     74,370     11.22             834,794
     Balanced Division                                         109,687     15.69           1,721,394
     Growth and Income Division                                 51,714     19.08             986,744
     Growth Division                                            48,307     14.89             719,718
     Aggressive Growth Division                                 86,112     16.43           1,414,520
     Global Growth Division                                    104,634     10.52           1,100,414
                                                                                   -------------------
                                                                                           8,290,748
                                                                                   -------------------
                                                                                        $129,309,639
                                                                                   ===================



See accompanying notes.

                   PaineWebber Life Variable Annuity Account

                            Statement of Operations

                          Year ended December 31, 1997



                                                                            MONEY        STRATEGIC
                                                                            MARKET      FIXED INCOME
                                                            COMBINED       DIVISION       DIVISION
                                                        ----------------------------------------------
 INVESTMENT INCOME (LOSS)
 Income:
   Dividends                                              $ 2,390,345       $299,435       $382,458
   Capital gains distributions                             14,434,539              -              -

 Expenses (Note 2):
   Mortality, distribution and expense risk and
     enhanced death benefit fees                           (2,048,379)      (108,665)       (94,405)
   Administrative charges                                    (318,909)       (17,999)        (3,902)
                                                        ----------------------------------------------
 Net investment income (loss)                              14,457,596        172,771        284,151

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   (NOTE 4)
 Net realized gain (loss) on investments                    2,329,678              -        (39,174)
 Change in net unrealized appreciation/depreciation of
   investments                                               (414,933)             -        270,856
                                                        ----------------------------------------------
 Net increase in net assets resulting from operations     $16,372,341       $172,771       $515,833
                                                        ==============================================



See accompanying notes.

  HIGH GRADE      GLOBAL                      GROWTH AND                    AGGRESSIVE       GLOBAL
 FIXED INCOME     INCOME       BALANCED         INCOME         GROWTH         GROWTH         GROWTH
   DIVISION      DIVISION      DIVISION        DIVISION       DIVISION       DIVISION       DIVISION
--------------------------------------------------------------------------------------------------------
   $437,176       $625,266    $  478,896     $   91,437      $   31,265    $        -        $ 44,412

          -         11,036     3,528,950      2,161,067       5,275,818     3,393,136          64,532



   (128,293)      (182,178)     (360,552)      (196,895)       (366,376)     (343,858)       (267,157)
    (26,040)       (43,708)      (60,017)       (24,822)        (43,560)      (51,794)        (47,067)
--------------------------------------------------------------------------------------------------------
    282,843        410,416     3,587,277      2,030,787       4,897,147     2,997,484        (205,280)



     34,026        (98,445)      412,193        368,963         235,507     1,221,361         195,247

    153,470       (168,651)      524,925        750,086      (2,174,005)     (671,349)        899,735
--------------------------------------------------------------------------------------------------------

   $470,339       $143,320    $4,524,395     $3,149,836      $2,958,649    $3,547,496        $889,702
========================================================================================================

                   PaineWebber Life Variable Annuity Account

                      Statements of Changes in Net Assets

                     Years ended December 31, 1997 and 1996


                                                                                  MONEY        STRATEGIC
                                                                                  MARKET      FIXED INCOME
                                                                 COMBINED        DIVISION       DIVISION
                                                             -----------------------------------------------
 NET ASSETS AT JANUARY 1, 1996                                  $121,413,747    $6,765,008    $5,908,021

 INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income (loss)                                   10,839,339       147,467       305,453
   Net realized gain (loss) on investments                           999,099             -       (79,476)
   Change in net unrealized appreciation/depreciation of
     investments                                                   1,329,316             -      (129,138)
                                                             -----------------------------------------------
 Net increase (decrease) in net assets resulting from
   operations                                                     13,167,754       147,467        96,839
 Changes from principal transactions:
   Purchase payments                                               2,742,324       139,328        56,446
   Contract distributions and terminations                       (13,072,242)   (1,116,546)     (577,143)
   Transfer payments (to) from other divisions                             -       624,444       305,413
   Annuity payments and actuarial adjustment in reserves              (5,972)            -             -
                                                             -----------------------------------------------
 Increase (decrease) in net assets derived from principal
   transactions                                                  (10,335,890)     (352,774)     (215,284)
                                                             -----------------------------------------------
 Total increase (decrease)                                         2,831,864      (205,307)     (118,445)
                                                             -----------------------------------------------
 Net assets at December 31, 1996                                 124,245,611     6,559,701     5,789,576

 INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income (loss)                                   14,457,596       172,771       284,151
   Net realized gain (loss) on investments                         2,329,678             -       (39,174)
   Change in net unrealized appreciation/depreciation of
     investments                                                    (414,933)            -       270,856
                                                             -----------------------------------------------
 Net increase in net assets resulting from operations             16,372,341       172,771       515,833

 Changes from principal transactions:
   Purchase payments                                               1,599,841        47,390        52,011
   Contract distributions and terminations                       (12,902,998)   (1,141,544)     (372,108)
   Transfer payments (to) from other divisions                             -       788,443       237,774
   Annuity payments and actuarial adjustment in reserves              (5,156)            -             -
                                                             -----------------------------------------------
 Increase (decrease) in net assets derived from principal
   transactions                                                  (11,308,313)     (305,711)      (82,323)
                                                             -----------------------------------------------
 Total increase (decrease)                                         5,064,028      (132,940)      433,510
                                                             -----------------------------------------------
 Net assets at December 31, 1997                                $129,309,639    $6,426,761    $6,223,086
                                                             ===============================================



See accompanying notes.

                                 BALANCED
  HIGH GRADE                     DIVISION
     FIXED         GLOBAL       (TERMINATED                    GROWTH AND                    AGGRESSIVE        GLOBAL
    INCOME         INCOME       JANUARY 26,      BALANCED        INCOME         GROWTH         GROWTH          GROWTH
   DIVISION       DIVISION         1996)         DIVISION       DIVISION       DIVISION       DIVISION        DIVISION
---------------------------------------------------------------------------------------------------------------------------
  $9,737,225     $14,508,006    $14,673,209    $ 8,620,377    $ 7,112,994     $20,464,044    $18,197,326     $15,427,537



     266,422         579,433      1,848,668      2,178,835      1,266,496       3,283,945      1,173,217        (210,597)
      54,243         (72,904)      (390,629)       121,068        359,036         477,251        770,725        (240,215)

    (406,217)         43,467     (2,187,513)       291,955       (134,313)       (487,790)     1,964,177       2,374,688
---------------------------------------------------------------------------------------------------------------------------
     (85,552)        549,996       (729,474)     2,591,858      1,491,219       3,273,406      3,908,119       1,923,876



     182,260         112,993              -        121,697        172,927         264,161      1,625,228          67,284
  (1,037,936)     (1,282,064)      (146,801)    (2,360,675)    (1,023,532)     (1,469,189)    (2,435,221)     (1,623,135)
    (319,531)    (`1,365,903)   (13,796,934)    12,069,764      1,751,484         488,833       (544,415)        786,845
        (224)           (649)             -         (1,856)             -          (1,036)          (258)         (1,949)
---------------------------------------------------------------------------------------------------------------------------

  (1,175,431)     (2,535,623)   (13,943,735)     9,828,930        900,879        (717,231)    (1,354,666)       (770,955)
---------------------------------------------------------------------------------------------------------------------------
  (1,260,983)     (1,985,627)   (14,673,209)    12,420,788      2,392,098       2,556,175      2,553,453       1,152,921
---------------------------------------------------------------------------------------------------------------------------
   8,476,242      12,522,379              -     21,041,165      9,505,092      23,020,219     20,750,779      16,580,458



     282,843         410,416              -      3,587,277      2,030,787       4,897,147      2,997,484        (205,280)
      34,026         (98,445)             -        412,193        368,963         235,507      1,221,361         195,247

     153,470        (168,651)             -        524,925        750,086      (2,174,005)      (671,349)        899,735
---------------------------------------------------------------------------------------------------------------------------
     470,339         143,320              -      4,524,395      3,149,836       2,958,649      3,547,496         889,702



     193,667          25,993              -         10,652        151,691          75,798        978,012          64,627
  (1,288,374)     (1,447,784)             -     (2,036,631)    (1,129,113)     (1,557,430)    (2,205,439)     (1,724,575)
    (116,790)     (1,150,609)             -       (199,768)     2,619,639      (1,044,504)      (654,553)       (479,632)
        (125)           (642)             -         (1,266)             -          (1,001)          (127)         (1,995)
---------------------------------------------------------------------------------------------------------------------------

  (1,211,622)     (2,573,042)             -     (2,227,013)     1,642,217      (2,527,137)    (1,882,107)     (2,141,575)
---------------------------------------------------------------------------------------------------------------------------
    (741,283)     (2,429,722)             -      2,297,382      4,792,053         431,512      1,665,389      (1,251,873)
---------------------------------------------------------------------------------------------------------------------------
  $7,734,959     $10,092,657    $         -    $23,338,547    $14,297,145     $23,451,731    $22,416,168     $15,328,585
===========================================================================================================================

                   PaineWebber Life Variable Annuity Account

                         Notes to Financial Statements

                               December 31, 1997




1.  INVESTMENT AND ACCOUNTING POLICIES

ORGANIZATION

PaineWebber Life Variable Annuity Account (the "Account") was organized by PaineWebber Life Insurance Company (the "Company") in accordance with the provisions of California Insurance laws and is a part of the total operations of the Company. The Company is a wholly-owned subsidiary of PaineWebber Life Holdings, Inc., which is a wholly-owned subsidiary of PaineWebber Group, Inc. (the "Parent"). The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Account invests solely in specified portfolios of PaineWebber Series Trust (the "Fund"), an open-end management investment company under the Investment Company Act of 1940, as directed by eligible contract owners. The Fund receives investment advisory and administrative services from Mitchell Hutchins Asset Management Inc. ("MHAM"), an indirectly wholly-owned subsidiary of the Parent, and is charged fees pursuant to an advisory and administration contract between the Fund and MHAM which has been approved by the Fund's board of trustees. All series of shares are diversified except Global Income Portfolio.

On December 28, 1995, the Company, on behalf of the Account, obtained regulatory approval permitting it to substitute the shares of the Asset Allocation Portfolio for the shares of the Balanced Portfolio that were held by the Balanced Division of the Account. Contract Owners were notified and given the opportunity to transfer Contract Values they have in the Balanced Division to any of the other Portfolios of the Trust at no charge. On January 26, 1996, Contract Owners from whom no instructions were received had their Contract Values, which were invested in the Balanced Division, transferred to the Division formerly known as the Asset Allocation Division. Also on January 26, 1996, the Division name was changed from Asset Allocation Division to Balanced Division and the original Balanced Division was terminated.

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share on December 31, 1997.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

ANNUITY RESERVES

Currently payable annuity contract reserves are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. If the amount paid to the contractholder is less than originally estimated, charges paid for mortality and expense risks are reimbursed to the Company. If additional amounts are required, the Company reimburses the Account.

                   PaineWebber Life Variable Annuity Account

1.  INVESTMENT AND ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.


2.  EXPENSES

The Company is compensated for mortality, distribution and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% of the asset value of each contract sold subject to early withdrawal charges and 1.77% of the asset value of each contract sold not subject to early withdrawal charges. These charges amounted to $2,048,379 in 1997.

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of twelve in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five year period following the date the payment was received. Total administrative charges amounted to $318,909 in 1997.


3.  FEDERAL INCOME TAXES

Operations of the Account are a part of the operations of the Company. Under current practice, no federal income taxes are allocated by the Company to the operations of the Account.

                   PaineWebber Life Variable Annuity Account

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                            YEAR ENDED                           YEAR ENDED
                                         DECEMBER 31, 1997                   DECEMBER 31, 1996
                                  -------------------------------    --------------------------------
                                     PURCHASES          SALES            PURCHASES          SALES
                                  -------------------------------    --------------------------------
 Portfolio:
   Money Market                     $ 4,085,703     $ 4,218,643        $ 3,745,481      $ 3,950,788
   Strategic Fixed Income             1,298,010       1,107,294          1,650,189        1,138,709
   High Grade Fixed Income            1,428,323       2,342,666          2,242,791        3,059,118
   Global Income                      1,094,551       3,084,815          1,833,309        3,347,760
   Balanced (terminated)                      -               -          2,024,583       13,967,365
   Balanced (formerly Asset
     Allocation)                      3,669,792       3,725,050         14,404,676        4,205,324
   Growth and Income                  4,563,931       1,723,925          2,751,912        1,927,358
   Growth                             4,743,713       4,005,130          4,936,900        4,296,055
   Aggressive Growth                  4,509,067       5,195,519          2,813,875        4,050,526
   Global Growth                        934,414       3,298,983          1,448,710        2,521,492
                                  -------------------------------    --------------------------------
                                    $26,327,504     $28,702,025        $37,852,426      $42,464,495
                                  ===============================    ================================


5.  SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units were as follows:

                                                  YEAR ENDED                      YEAR ENDED
                                              DECEMBER 31, 1997               DECEMBER 31, 1996
                                         ---------------------------   ----------------------------
                                           PURCHASED      REDEEMED        PURCHASED       REDEEMED
                                         ---------------------------   ----------------------------
CONTRACTS SOLD SUBJECT TO EARLY
WITHDRAWAL CHARGE
 Division:
   Money Market                              285,764       314,096           316,493       325,920
   Strategic Fixed Income                     71,027        66,466            71,833        94,259
   High Grade Fixed Income                    83,337       191,335           160,411       279,963
   Global Income                              24,085       242,210           138,020       360,128
   Balanced (terminated)                           -             -                 2     1,180,315
   Balanced (formerly Asset
     Allocation)                              71,633       219,615         1,106,633       298,847
   Growth and Income                         186,833        80,436           192,409       125,272
   Growth                                     78,448       251,911           248,424       315,426
   Aggressive Growth                         173,204       264,233           168,893       285,538
   Global Growth                              52,997       247,190           134,533       202,967
                                         ---------------------------   ----------------------------
                                           1,027,328     1,877,492         2,537,651     3,468,635
                                         ===========================   ============================

                   PaineWebber Life Variable Annuity Account

5.  SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                               YEAR ENDED                      YEAR ENDED
                                           DECEMBER 31, 1997               DECEMBER 31, 1996
                                      ----------------------------    ---------------------------
                                        PURCHASED      REDEEMED        PURCHASED       REDEEMED
                                      ----------------------------    ---------------------------
 CONTRACTS SOLD NOT SUBJECT TO EARLY
   WITHDRAWAL CHARGE
 Division:
   Money Market                             61,096        61,502           18,382        44,661
   Strategic Fixed Income                    9,659        23,003            5,646         4,996
   High Grade Fixed Income                  12,960        26,072           13,345        17,193
   Global Income                             2,885        17,232            8,334        25,180
   Balanced (terminated)                         -             -                -       108,366
   Balanced (formerly Asset
     Allocation)                             2,467        16,485          100,664        36,022
   Growth and Income                         8,851        14,246           14,279        13,341
   Growth                                    5,814        17,360           19,411        14,817
   Aggressive Growth                        20,348        65,772           20,054        20,099
   Global Growth                            25,232        16,414            9,462        23,758
                                      ----------------------------    ---------------------------
                                           149,312       258,086          209,577       308,433
                                      ============================    ===========================


6.  NET ASSETS

Net assets at December 31, 1997 consisted of the following:


                                                                       STRATEGIC        HIGH GRADE
                                                         MONEY           FIXED            FIXED
                                                        MARKET          INCOME            INCOME
                                     COMBINED          DIVISION         DIVISION         DIVISION
                                  -------------------------------------------------------------------
 Unit transactions                  $ 92,183,711        $6,017,767      $5,067,047       $6,603,158
 Accumulated net investment
   income                             33,757,759           408,994       1,389,056        1,078,624
 Net unrealized appreciation
   (depreciation) of
   investments                         3,368,169                 -        (233,017)          53,177
                                  -------------------------------------------------------------------
                                    $129,309,639        $6,426,761      $6,223,086       $7,734,959
                                  ===================================================================

                   PaineWebber Life Variable Annuity Account

6.  NET ASSETS (CONTINUED)

                                                  GLOBAL                               GROWTH AND
                                                  INCOME            BALANCED             INCOME
                                                 DIVISION            DIVISION           DIVISION
                                              ------------------------------------------------------
 Unit transactions                               $ 8,834,094        $15,396,529        $ 8,618,244
 Accumulated net investment
   income (loss)                                   1,911,984          7,514,130          4,019,397
 Net unrealized appreciation (depreciation)
   of investments                                   (653,421)           427,888          1,659,504
                                              ------------------------------------------------------
                                                 $10,092,657        $23,338,547        $14,297,145
                                              ======================================================

                                                                     AGGRESSIVE          GLOBAL
                                                     GROWTH            GROWTH            GROWTH
                                                    DIVISION          DIVISION          DIVISION
                                                  --------------------------------------------------
 Unit transactions                                  $14,001,512       $13,030,011      $14,615,349
 Accumulated net investment
   income (loss)                                     11,187,933         6,218,163           29,478
 Net unrealized appreciation (depreciation) of
   investments                                       (1,737,714)        3,167,994          683,758
                                                  --------------------------------------------------
                                                    $23,451,731       $22,416,168      $15,328,585
                                                  ==================================================


7. YEAR 2000 (UNAUDITED)

Based on a study of its computer software and hardware, the Company has determined its exposure to the Year 2000 change of the century date issue. The Company has developed a plan to modify its information technology to be ready for the Year 2000. Efforts began in 1996 to modify its systems. This project is expected to be substantially completed early in 1999. While additional testing will be conducted on its systems through the Year 2000, the Company does not expect this project to have a significant effect on the Account's operations. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company is contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Account's operations could be adversely affected.





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